UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10415
                                                     ---------

                     Lazard Alternative Strategies Fund, LLC
                --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza,
                               New York, NY 10112
                --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza,
                               New York, NY 10112
                --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-632-1584
                                                            ------------

                     Date of fiscal year end: March 31, 2004
                                              --------------

                    Date of reporting period: March 31, 2004
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

          Lazard Alternative Strategies Fund, LLC
     ---------------------------------------------------------------------

          FINANCIAL STATEMENTS
          For the Year Ended March 31, 2004

          A claim of exemption under regulation 4.7 has been filed with the Commodity Futures Trading Commission for Lazard Alternative Strategies Fund, LLC

                   AFFIRMATION OF THE COMMODITY POOL OPERATOR




IN WITNESS WHEREOF, the undersigned has made and signed this document as of the 24th day of May, 2004, and affirms that to the best of his knowledge and belief the information contained in this Financial Statement is accurate and complete.




              By:  /s/ Micheal S. Rome
                 ----------------------------------------
              Michael S. Rome - Managing Director, Lazard Alternatives, LLC. For Lazard Alternative Strategies Fund, LLC

   Lazard Alternative Strategies Fund, LLC
 ------------------------------------------------------------------------------




     TABLE OF CONTENTS




     Management Commentary                                                     1

     Independent Auditors' Report                                              3

     Schedule of Investments                                                   4

     Statement of Assets, Liabilities and Members' Capital - Net Assets        6

     Statement of Operations                                                   7

     Statement of Changes in Members' Capital - Net Assets                     8

     Statement of Cash Flows                                                   9

     Notes to Financial Statements                                            10

     Fund Management (Unaudited)                                              18

[LOGO OMITTED] LAZARD                                   Administrator:
                                                        PFPC Inc.
                                                        400 Bellevue Parkway
                                                        Wilmington
                                                        Delaware 19809
                                                        Tel: 302-791-2595
                                                        Fax: 302-791-4076
   Lazard Alternative Strategies Fund, LLC
--------------------------------------------------------------------------------

May 2004




Dear Investor,

LAZARD ALTERNATIVE STRATEGIES FUND, LLC (the "Company") generated positive returns of 10.3% over the year ending March 31, 2004. Since inception, the Company has posted an annualized return of 7.8%, net of all fees and incentive allocation and bettered its 3% to 5% volatility target by achieving 2.2% annualized volatility over the thirty-one month period.

          ----------------------------------------------------------------------------------------------------
                                                        APRIL 1, 2003 TO              ANNUALIZED SINCE
                                                          MARCH 31, 2004             SEPTEMBER 1, 2001
          ----------------------------------------------------------------------------------------------------
                                                          RATE OF RETURN       RATE OF RETURN   VOLATILITY 2
          ----------------------------------------------------------------------------------------------------
            LAZARD ALTERNATIVE STRATEGIES FUND, LLC 1              10.3%                 7.8%           2.2%
          ----------------------------------------------------------------------------------------------------
            CSFB/ Tremont Hedge Fund Index 3                       16.8%                 8.9%           3.1%
          ----------------------------------------------------------------------------------------------------
            HFRI Fund of Funds: Conservative Index 3                9.2%                 6.1%           2.1%
          ----------------------------------------------------------------------------------------------------


CORRELATION ANALYSIS (SEPTEMBER 1, 2001 - MARCH 31, 2004)
------------------------------------------------------------------------------------------------------------------------
                                                                                                      LEHMAN AGGREGATE
                                                          MSCI WORLD INDEX 4         S&P 500 4            BOND INDEX 4
------------------------------------------------------------------------------------------------------------------------
  LAZARD ALTERNATIVE STRATEGIES FUND, LLC                               0.31              0.23                    0.22
------------------------------------------------------------------------------------------------------------------------



MONTHLY RETURNS - LAZARD ALTERNATIVE STRATEGIES FUND, LLC 1
-----------------------------------------------------------------------------------------------------------------------
          JAN     FEB     MAR      APR     MAY     JUNE     JULY     AUG     SEPT     OCT      NOV      DEC      YTD
-----------------------------------------------------------------------------------------------------------------------
2001                                                                         0.0%     1.2%     0.4%     0.7%     2.4%
-----------------------------------------------------------------------------------------------------------------------
2002      0.6%    0.5%    0.2%     1.6%    0.7%    -0.3%    -1.5%    0.7%    0.6%     0.1%     0.5%     1.1%     4.8%
-----------------------------------------------------------------------------------------------------------------------
2003      1.6%    0.7%    0.4%     1.0%    1.4%     0.7%     0.6%    0.7%    1.3%     0.6%     0.7%     1.1%    11.4%
-----------------------------------------------------------------------------------------------------------------------
2004      0.7%    1.3%    -0.3%                                                                                  1.7%
-----------------------------------------------------------------------------------------------------------------------

--------------------------------
1 Returns are reported net of fees, including any incentive allocation. Past performance, wherever stated in this letter, is not indicative of future results.

2 Volatility is measured as annualized standard deviation.

3 The underlying hedge funds held by the Company may differ significantly from the funds that comprise the CSFB/Tremont Hedge Fund Index and the HFRI Fund of
Funds: Conservative Index.

4 The investment programs of the Company, and the hedge funds in which it invests, are not restricted to securities comprising these indices. The underlying hedge funds may use various techniques, such as short selling, which are not reflected in these indices.

[LOGO OMITTED] LAZARD


--------------------------------------------------------------------------------

The year following April 1, 2003 was an extremely positive time for world equity markets. Most stock indices maintained a general upward trajectory with minimal bumps as investor confidence was regained and liquidity flooded the market. The MSCI World Index was up 41.5%. The U.S. markets advanced with the S&P 500, Dow Jones Industrial Average and the Nasdaq up 32.8%, 29.6%, and 48.7%, respectively, over the period. Non-U.S. stock markets also staged a rally. The FTSE 100 rose 21.4%, the CAC 40 was up 38.4% and the DAX increased 23.7%. Asia also posted impressive returns with the Nikkei 225 up 46.9%.

Bonds  performed  positively,  but not as  dramatically  as  stocks.  The Lehman
Brothers Aggregate Bond Index was up 5.4% over the twelve months. The Lehman Credit Index was up 8.6% and the High Yield index was up 22.7%. U.S. Treasuries and agencies markets experienced extreme volatility over the period, but overall posted a modest gain.

Despite rising U.S. equities, the general theme in the currency markets revolved around the weakening of the U.S.$. The Japanese yen strengthened against the U.S.$ over the four quarters going from 118.09(Y)/$ to 104.22(Y)/$, a 13.3% increase. The euro climbed over 12.8% against the U.S.$ from 1.09$/(euro) to 1.23$/(euro).

The Company continues to maintain a diversified portfolio of alpha-seeking strategies with limited systematic market exposure that pursued opportunities from individual security selection, relative value investing and credit.

Our portfolio continues to evolve as we try and understand the changing opportunities within the dynamic global capital markets. While our broad portfolio positioning feels right, we anticipate a number of changes in individual managers exposures to take advantage of the opportunities identified in our outlook. Our goal is to identify an appropriate mix of strategies and allocations that can take advantage of return opportunities without undue exposure to the risks of a sudden change in the market environment.

The team is continually screening the dynamic and rapidly evolving hedge fund universe for managers with proven investment skills and sound business structures. From our pool of qualified managers, we will continue to try to add managers with diversified and non-correlated alpha opportunity sets to our portfolio.

As always, please do not hesitate to call us with any questions or comments.


Sincerely,


/s/ Kit Boyatt                   /s/ Christian Frei                /s/ Chris Heasman


Kit Boyatt                       Christian Frei                    Chris Heasman
Director,                        Director,                         Director,
Lazard Asset Management LLC      Lazard Asset Management LLC       Lazard Asset Management LLC


All information on allocations to hedge funds is as of March 31, 2004. The Comapny's allocations to various strategies, sub-styles, and hedge funds may change significantly over time.

(C) Lazard Asset Management LLC, 2004

                                           Deloitte & Touche LLP
                                           Twenty-Second Floor
                                           1700 Market Street
                                           Philadelphia, Pennsylvania 19103-3984

                                           Tel: (215) 246-2300
                                           Fax: (215) 569-2441

                                           www.us.deloitte.com

[LOGO OMITTED] DELOITTEo


INDEPENDENT AUDITORS' REPORT


To the Board of Managers and Members of
Lazard Alternative Strategies Fund, LLC

We have audited the accompanying statement of assets, liabilities and members' capital - net assets of Lazard Alternative Strategies Fund, LLC (the "Company"), including the schedule of investments, as of March 31, 2004, and the related statements of operations and cash flows for the year then ended, and changes in members' capital - net assets for the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of March 31, 2004, and the results of its operations and its cash flows for the year then ended, and the changes in its members' capital for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the Company's investments in Portfolio Funds (approximately 98.45% of net assets), are stated at fair value based on estimates received from the Portfolio Funds. The respective managements of the Portfolio Funds have estimated the fair values relating to certain of the underlying investments of these Portfolio Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.



/s/ Deloitte & Touche LLP

May 20, 2004



                                                        A member firm of
                                                        DELOITTE TOUCHE TOHMATSU

                                       3
AUDIT o TAX o CONSULTING o CORPORATE FINANCE

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT MARCH 31, 2004
--------------------------------------------------------------------------------

 INVESTMENTS IN PORTFOLIO FUNDS (98.45%)                             COST               FAIR VALUE

 RELATIVE VALUE (26.45%)
 Akanthos Arbitrage Fund, LP                                    $   3,500,000         $   3,675,760
 Andromeda Global Credit Partners, LP                               3,200,000             3,678,339
 Elite Fixed Income Arbitrage Fund Trading Company, LTD             2,400,000             2,488,283
 Laurel Ridge Partners, LP                                          2,500,000             2,590,153
 Metacapital Fixed Income Relative Value Fund, LP                   3,000,000             3,205,045
 Octave-1, LTD                                                      4,600,000             4,918,068
 Silverback Partners, LP                                            3,500,000             4,256,260
 Spyglass Capital, LP                                               2,850,000             2,979,307
 West Side Partners, LP                                             3,756,000             4,173,980
                                                                -------------         -------------
                                                                   29,306,000            31,965,195
                                                                -------------         -------------

 EVENT DRIVEN (20.90%)
 Farallon Capital Partners, LP                                      2,000,000             2,884,842
 Marathon Special Opportunity Fund, LP                              3,007,452             4,950,808
 Marathon Structured Finance Fund, LP                               1,250,000             1,368,672
 New Castle Partners, LP                                            4,150,000             4,200,251
 Spinnaker Global Emerging Markets Fund, LTD                        2,575,000             4,200,134
 Spinnaker Global Strategic Fund, LTD                               1,000,000             1,041,229
 TCM Spectrum Fund, LP                                              3,550,000             3,605,385
 The Canyon Value Realization Fund, LP                              2,145,000             3,009,798
                                                                -------------         -------------
                                                                   19,677,452            25,261,119
                                                                -------------         -------------

 TACTICAL TRADING (17.53%)
 Anchor Point Qualified Partners, LP                                1,300,000             1,291,025
 Auspex Partners, LP                                                3,500,000             3,445,405
 Framework Asset Partners, LP                                       3,050,000             2,542,450
 Graham Global Investment Fund, LTD                                 3,759,000             4,268,687
 Rubicon Global Partners, LP                                          856,000             1,402,849
 Vega Relative Value Fund, LTD                                      1,850,000             2,392,297
 Vega Select Opportunities Fund, LTD                                4,870,000             5,848,210
                                                                -------------         -------------
                                                                   19,185,000            21,190,923
                                                                -------------         -------------






                 See Accompanying Notes to Financial Statements
                                        4

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

 INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)                          COST               FAIR VALUE

 LONG/SHORT (33.57%)
 Alson Signature Fund, LP                                       $     3,440,000      $     3,886,279
 Arience Capital Partners I, LP                                       4,600,000            4,967,794
 Bailey Coates Cromwell Fund, LP                                      4,700,000            5,008,597
 CCM Small Cap Value Fund, LP                                         1,300,000            1,883,780
 Delta Institutional, LP                                              5,570,000            6,227,596
 Glenhill Capital, LP                                                 3,150,000            4,338,865
 Palmyra Capital Fund, LP                                             5,000,000            4,723,878
 Prism Partners QP, LP                                                2,200,000            2,384,857
 Sthenos European Opportunity Partners, LP                            4,700,000            4,655,118
 The Contra Fund, LTD                                                 2,400,000            2,501,324
                                                                ---------------      ---------------
                                                                     37,060,000           40,578,088
                                                                ---------------      ---------------

 TOTAL INVESTMENTS IN PORTFOLIO FUNDS                           $   105,228,452          118,995,325
                                                                ===============
 OTHER ASSETS, LESS LIABILITIES (1.55%)                                                    1,878,412
                                                                                     ---------------
 MEMBERS' CAPITAL - NET ASSETS (100.00%)                                             $   120,873,737
                                                                                     ===============







                 See Accompanying Notes to Financial Statements
                                        5

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

ASSETS                                                                            MARCH 31, 2004

Investments in Portfolio Funds, at fair value (cost - $105,228,452)             $     118,995,325
Cash and cash equivalents                                                               6,026,827
Redemption of Portfolio Funds                                                              71,355
Interest receivable                                                                           881
                                                                                -----------------

         TOTAL ASSETS                                                                 125,094,388
                                                                                -----------------

LIABILITIES

Advance contributions                                                                   3,095,750
Redemption payable from Special Member Account                                            726,300
Management fee payable                                                                    266,877
Professional fees payable                                                                  89,585
Other accrued expenses                                                                     42,139
                                                                                -----------------

         TOTAL LIABILITIES                                                              4,220,651
                                                                                -----------------

                  NET ASSETS                                                    $     120,873,737
                                                                                =================

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net)                                                     $     109,124,427
Accumulated net investment loss                                                        (2,110,877)
Accumulated net realized gains                                                             93,314
Accumulated net unrealized appreciation on investments                                 13,766,873
                                                                                -----------------

         MEMBERS' CAPITAL - NET ASSETS                                          $     120,873,737
                                                                                =================









                 See Accompanying Notes to Financial Statements
                                        6

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                 FOR THE YEAR ENDED
                                                                                   MARCH 31, 2004
INVESTMENT INCOME
         Interest                                                               $              8,566
                                                                                --------------------

         TOTAL INVESTMENT INCOME                                                               8,566
                                                                                --------------------

EXPENSES
     OPERATING EXPENSES:
         Management fees                                                                     747,913
         Professional fees                                                                   194,000
         Accounting and administration fees                                                  137,844
         Board of Managers' fees                                                              50,250
         Custodian fees                                                                       12,386
         Miscellaneous                                                                         8,504
                                                                                --------------------

         TOTAL OPERATING EXPENSES                                                          1,150,897
                                                                                --------------------

         NET INVESTMENT LOSS                                                              (1,142,331)
                                                                                ---------------------


         NET REALIZED LOSS ON INVESTMENTS                                                    (22,684)
         NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                              8,795,078
                                                                                --------------------

         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                   8,772,394
                                                                                --------------------

         INCENTIVE ALLOCATION                                                               (769,270)
                                                                                ---------------------

         INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES
            AVAILABLE FOR DISTRIBUTION TO CONTRIBUTING MEMBERS                  $          6,860,793
                                                                                ====================








                 See Accompanying Notes to Financial Statements
                                        7

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

For the years ended March 31, 2004 and March 31, 2003:

                                                        CONTRIBUTING            SPECIAL
                                                           MEMBERS               MEMBER                 TOTAL

Members' capital at April 1, 2002                       $ 23,054,469           $   32,999            $ 23,087,468


Capital contributions                                     40,067,000                    -              40,067,000
Capital distributions                                    (15,342,000)            (212,987)            (15,554,987)
Net investment loss                                         (787,718)                   -                (787,718)
Net realized gain on investments                              90,484                    -                  90,484
Net change in unrealized appreciation on
   investments                                             3,917,038                    -               3,917,038
Actual incentive allocation from
   January 1, 2002 to December 31, 2002                     (212,987)             212,987                       -
Reverse accrued incentive allocation of
   January 1, 2002 to March 31, 2002                          32,999              (32,999)                      -
Accrued incentive allocation from
   January 1, 2003 to March 31, 2003                        (141,993)             141,993                       -
                                                       --------------         -----------           -------------

     Members' capital at March 31, 2003                 $ 50,677,292           $  141,993            $ 50,819,285


Capital contributions                                     63,544,437                    -              63,544,437
Capital distributions                                       (393,748)            (726,300)             (1,120,048)
Net investment loss                                       (1,142,331)                   -              (1,142,331)
Net realized loss on investments                             (22,684)                   -                 (22,684)
Net change in unrealized appreciation on
   investments                                             8,795,078                    -               8,795,078
Actual incentive allocation from
   January 1, 2003 to December 1, 2003                      (726,300)             726,300                       -
Reverse accrued incentive allocation of
   January 1, 2003 to March 31, 2003                         141,993             (141,993)                      -
Accrued incentive allocation from
   January 1, 2004 to March 31, 2004                        (184,963)             184,963                       -
                                                       --------------         -----------           -------------

   Members' capital at March 31, 2004                   $120,688,774           $  184,963            $120,873,737
                                                       =============          ===========           =============




                 See Accompanying Notes to Financial Statements
                                        8

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                      FOR THE YEAR ENDED
                                                                                        MARCH 31, 2004

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities available
    for distribution to contributing members                                          $       6,860,793
    Adjustments to reconcile increase in members' capital derived from investment activities to net cash used for operating activities:
        Purchases of Portfolio Funds                                                        (64,910,000)
        Proceeds from redemption of Portfolio Funds                                           6,511,316
        Decrease in receivable for redemption of Portfolio Funds                                 19,325
        Net realized loss on redemption of Portfolio Funds                                       22,684
        Net appreciation on investments in Portfolio Funds                                   (8,795,078)
        Increase in incentive allocation                                                        769,270
        Increase in interest receivable                                                            (454)
        Decrease in redemptions payable                                                        (966,687)
        Increase in advance contributions                                                     3,095,750
        Increase in management fee payable                                                      146,900
        Increase in professional fees payable                                                    13,299
        Increase in other accrued expenses                                                       15,252
                                                                                      -----------------
    Net cash used for operating activities                                                  (57,217,630)
                                                                                      -----------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                                    63,544,437
    Capital withdrawals                                                                      (1,120,048)
                                                                                      -----------------
    Net cash provided by financing activities                                                62,424,389
                                                                                      -----------------

Net increase in cash and cash equivalents                                                     5,206,759
Cash and cash equivalents at beginning of year                                                  820,068
                                                                                      -----------------
Cash and cash equivalents at end of year                                              $       6,026,827
                                                                                      =================






                 See Accompanying Notes to Financial Statements
                                        9

  LAZARD ALTERNATIVE STRATEGIES FUND, LLC

  NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------

  1. ORGANIZATION

     Lazard Alternative Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on May 31, 2001. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The objective of the Company is to achieve long-term capital appreciation. The Company seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Managers") or the funds they operate ("Portfolio Funds"). The Company primarily invests in Portfolio Funds which are unregistered funds. Lazard Alternatives, LLC, a subsidiary of Lazard Asset Management, LLC, a Delaware limited liability company, serves as the Company's investment adviser and manager (herein referred to as the "Investment Adviser" or "Lazard Alternatives") pursuant to an investment advisory agreement under which it directs the Company's investment program and pursuant to a management agreement under which it provides management and administration services to the Company. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers").

     The Commodity Futures Trading Commission (the "CFTC") has recently adopted new rules which make available an exemption from CFTC registration (or the requirements applicable to registered persons) for certain operators of investment funds such as Lazard Alternatives. Pursuant to the CFTC's new rules, Lazard Alternatives has claimed an exclusion from the term CPO that is available to managers of investment companies registered under the 1940 Act, such as the Company.

     This is the final annual report that will be prepared by the Fund and filed with the National Futures Association ("NFA")in accordance with the requirements of CFTC Rule 4.7. As a registered investment company under the 1940 Act, the Company has filed with NFA a notice of eligibility under CFTC Rule 4.5 providing notice that the Company is excluded from the definition of the term "commodity pool operator." Participants in the Company will, however, continue to receive unaudited semi-annual reports, audited annual reports and quarterly reports of operations, as described in the Company's Confidential Memorandum.

  2. SIGNIFICANT ACCOUNTING POLICIES

     A.  NET ASSET VALUATION

     The net asset value of the Company is determined as of the close of business on the last business day of each month (the "Valuation Date"). The Company values interests in Portfolio Funds at fair value, which ordinarily will be the value determined by their Portfolio Managers in accordance with the policies established by the relevant Portfolio Fund. Investments in Portfolio Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda (the "Agreements").

  LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

  2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The Company's investments in Portfolio Funds are carried at fair value as determined by the Company's pro rata interest in the net assets of each Portfolio Fund based on the financial data supplied by the Portfolio Funds, and are net of management and performance fees, incentive fees, or allocations payable to the Portfolio Funds' managers as required by the Portfolio Funds' Agreements. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Portfolio Fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Portfolio Funds as a return of capital.

     Interest income is recorded on an accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

     Information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Company's proportionate share exceeds 5% of the Company's net assets at March 31, 2004.

     B.  FUND EXPENSES

     The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers. The Company will also bear the Management Fee paid to the Investment Adviser.

     C.  INCOME TAXES

     As the Company will be treated as a partnership for federal, state and local income tax purposes, each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for the payment of federal, state or local income taxes has been provided for.

     D. CASH EQUIVALENTS

     The Company treats all highly liquid financial instruments that mature within three months as cash equivalents. At March 31, 2004, $6,026,827 in cash equivalents was held at PNC Bank.

  LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

  2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

  3. MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

     Lazard Alternatives provides certain administration and investor services to the Company, including, among other things, providing office space and other support services to the Company, preparing marketing and investor communications, maintaining and preserving certain records of the Company, preparing and filing various materials with state and federal regulators, providing certain legal and regulatory advice in connection with administrative functions and reviewing and arranging for payment of the Company's expenses.

     As the Investment Adviser, Lazard Alternatives is also responsible for managing the Company's assets and selecting Portfolio Funds. In consideration for such services, the Company pays Lazard Alternatives a quarterly management fee of 0.25% (1% on an annualized basis) of the Company's net assets.

     Net profits or net losses of the Company for each allocation period are allocated among and credited to or debited against the capital accounts of all members (but not the Special Member Account, as defined) as of the last day of each allocation period in accordance with members' respective investment percentages for the allocation period. Generally at the end of each calendar year an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Adviser's capital account) and credited to the Special Member Account. At December 31, 2003 there was an allocation of $726,300, and the accrued incentive allocation for the three months ended March 31, 2003 of $141,993 was reversed. The accrued incentive allocation for the three months ended March 31, 2004 was $184,963.

     Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $6,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" of the Company. All independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

  LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

  3. MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services. The Company pays a monthly fee to the administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the administrator's expenses.

  4. SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of Portfolio Funds for the year ended March 31, 2004, amounted to $64,910,000 and $6,511,316, respectively. The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Company from the Portfolio Funds. The allocated taxable income is reported to the Company by the Portfolio Funds. The Company has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Company as of March 31, 2004.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

5. INVESTMENTS IN PORTFOLIO FUNDS

The following table lists the Company's investments in Portfolio Funds for the year ending March 31, 2004, none of which was a related party. The agreements related to investments in Portfolio Funds provide for compensation in the form of management fees of 1% to 3% (per annum) of net assets and performance incentive fees or allocation of 10% to 25% of net profits earned. Management fees and Incentive fees have been estimated based on the various agreements and may not represent the actual fees incurred.

                    INVESTMENTS                           % OF         FAIR        INCOME            FEES             REDEMPTION
                                                       NET ASSETS      VALUE       (LOSS)       MGMT     INCENTIVE     PERMITTED
----------------------------------------------------------------------------------------------------------------------------------

Akanthos Arbitrage Fund, LP                               3.04%    $ 3,675,760  $   175,760   $ 10,386    $ 35,152     Quarterly
Alson Signature Fund, LP                                  3.22%      3,886,279      328,508     29,804      65,702     Quarterly
Andromeda Global Credit Partners, LP                      3.04%      3,678,339      333,821     35,437      66,764     Quarterly
Anchor Point Qualified Partners, LP                       1.07%      1,291,025       (8,975)     9,756           -     Quarterly
Arience Capital Partners I, LP                            4.11%      4,967,794      367,794     18,395      73,559     Yearly
Auspex Partners, LP                                       2.85%      3,445,405      (54,595)    21,306           -     Quarterly
Bailey Coates Cromwell Fund, LP                           4.14%      5,008,597      308,597     23,630      61,719     Monthly
Blackthorn Partners, LP                                   0.00%              -       20,481          -       4,096     Quarterly
CCM Small Cap Value Fund, LP                              1.56%      1,883,780      549,989     16,764     109,998     Quarterly
Delta Institutional, LP                                   5.15%      6,227,596      654,558     26,156     130,912     Quarterly
Elite Fixed Income Arbitrage Fund Trading Company, LTD    2.06%      2,488,283       88,283      5,065      17,657     Monthly
European Merger Fund, LLC                                 0.00%              -       47,172          -       9,434     Quarterly
Farallon Capital Partners, LP                             2.39%      2,884,842      561,553     26,184     112,311     Annual
Framework Asset Partners, LP                              2.10%      2,542,450     (693,877)    59,869           -     Monthly
Glenhill Capital, LP                                      3.59%      4,338,865    1,032,441     46,368     206,488   Semi-annually
Graham Global Investment Fund, LTD                        3.53%      4,268,687      112,442     65,113      22,488     Monthly
Laurel Ridge Partners, LP                                 2.14%      2,590,153       75,201     49,990      15,040     Quarterly
Marathon Special Opportunity Fund, LP                     4.10%      4,950,808    1,341,347     42,085     268,269     Quarterly
Marathon Structured Fund, LP                              1.13%      1,368,672      118,672      4,295      23,734     Quarterly
Metacapital Fixed Income Relative Value Fund, LP          2.65%      3,205,045      163,289     24,314      32,658     Quarterly
New Castle Partners, LP                                   3.47%      4,200,251       50,251      6,562      10,050     Quarterly
Octave-1, LTD                                             4.07%      4,918,068      289,165     42,877      57,833     Monthly
Palmyra Capital Fund, LP                                  3.91%      4,723,878     (276,122)    30,454           -     Quarterly
Prism Partners QP, LP                                     1.97%      2,384,857      184,857     17,470      36,971     Monthly
Rubicon Global Partners, LP                               1.16%      1,402,849      135,465     13,497      27,093     Monthly
Silverback Partners, LP                                   3.52%      4,256,260      388,589     44,943      77,718     Quarterly

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

5. INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)

                    INVESTMENTS                     % OF         FAIR           INCOME               FEES              REDEMPTION
                                                 NET ASSETS      VALUE          (LOSS)        MGMT        INCENTIVE     PERMITTED
-----------------------------------------------------------------------------------------------------------------------------------


Spinnaker Global Emerging Markets Fund, LTD         3.47%    $  4,200,134    $ 1,172,217    $  69,313    $   234,443    Quarterly
Spinnaker Global Strategic Fund, LTD                0.86%       1,041,229         41,229        5,063          8,246    Quarterly
Spyglass Capital, LP                                2.46%       2,979,307         23,874       22,177          4,775    Quarterly
Sthenos European Opportunity Partners, LP           3.85%       4,655,118        (44,882)      15,118              -    Quarterly
TCM Spectrum Fund, LP                               2.98%       3,605,385         55,385        9,799         11,077    Quarterly
The Canyon Value Realization Fund, LP               2.49%       3,009,798        524,722       27,487        104,944    Annually
The Contra Fund, LTD                                2.07%       2,501,324        120,919       18,577         24,184    Quarterly
Vega Relative Value Fund, LTD                       1.98%       2,392,297        249,696       43,807         49,939    Monthly
Vega Select Opportunities Fund, LTD                 4.84%       5,848,210        602,553       28,892        120,511    Monthly
Verus Investment Partners (Q.P.), LP                0.00%               -       (289,897)           -              -    Quarterly
Victory Fund, LP                                    0.00%               -         49,418            -          9,884    Monthly
West Side Partners, LP                              3.45%       4,173,980        (27,506)      21,650              -    Monthly
                                                --------------------------------------------------------------------
TOTAL                                              98.45%     118,995,325    $ 8,772,394    $ 932,603    $ 2,033,649
                                                                             =======================================

Other Assets, Less Liabilities                      1.55%       1,878,412
                                                -------------------------
Members' Capital - Net Assets                     100.00%    $120,873,737
                                                =========================

  LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

  6. RISK FACTORS

     An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

     The Company maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

  7. REPURCHASE OF COMPANY INTERESTS

     The Board of Managers may, from time to time and in its sole discretion, determine to cause the Company to repurchase interests or portions of interests in the Company from members pursuant to written tenders by members. The Investment Adviser expects that it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice in each year, effective as of June 30th and December 31st of each year (See Note 9).

  8. FINANCIAL HIGHLIGHT INFORMATION

                                                                                                                 PERIOD FROM
                                                                                                              SEPTEMBER 4, 2001
                                                                                        PERIOD FROM            (COMMENCEMENT OF
                                             YEAR ENDED           YEAR ENDED          JANUARY 1, 2002            OPERATIONS)
                                           MARCH 31, 2004       MARCH 31, 2003       TO MARCH 31, 2002       TO DECEMBER 31, 2001
Total return before Incentive
   Allocation*                                 11.49%                6.94%                 1.46%                      2.62%
Incentive Allocation                           (1.15)%              (0.69)%               (0.14)%                    (0.26)%
                                               -----                -----                 -----                      -----
Total net return after Incentive
   Allocation*                                 10.34%                6.25%                 1.32%                      2.36%
                                               =====                =====                 =====                      =====

Net assets, end of period (000)              $120,874              $50,819               $23,087                    $22,599

Portfolio Turnover                               9%                   58%                    4%                         0%

     * Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted. Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions. Total returns for a period of less than a full year are not annualized.

  LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

  8. FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

     Annualized ratios to average net assets:

                                                                                                                 PERIOD FROM
                                                                                                              SEPTEMBER 4, 2001
                                                                                        PERIOD FROM            (COMMENCEMENT OF
                                             YEAR ENDED           YEAR ENDED          JANUARY 1, 2002            OPERATIONS)
                                           MARCH 31, 2004       MARCH 31, 2003       TO MARCH 31, 2002       TO DECEMBER 31, 2001
Net investment loss before Incentive
   Allocation                                  (1.54)%              (1.95)%               (2.14)%                    (0.85)%

Operating expenses, excluding
   organizational expenses and
   waivers                                      1.55%                2.02%                 2.42%                      3.21%
Organizational expenses                            -                    -                     -                       2.88%
Incentive Allocation                            1.04%                0.80%                 0.59%                      0.80%
                                               -----                -----                 -----                      -----
Total expenses and Incentive
   Allocation before waivers                    2.59%                2.82%                 3.01%                      6.89%

Expenses waived                                    -                (0.02)%               (0.27)%                    (5.08)%
                                               -----                -----                 -----                      -----

Net expenses                                    2.59%                2.80%                 2.74%                      1.81%
                                               =====                =====                 =====                      =====


  9. SUBSEQUENT EVENT

     As stated in the tender offer documents of Lazard Alternative Strategies Fund, LLC, the Company is offering to purchase limited liability company interests in the Company ("Interests") from members of the Company at their net asset value (that is, the value of the Company's assets minus its liabilities, multiplied by the proportionate interest in the Company a member desires to redeem). The offer to purchase Interests (the "Offer") will remain open until 12:00 midnight, New York time, on June 4, 2004 unless the Offer is extended. The net asset value of Interests will be calculated for this purpose as of June 30, 2004 or, if the Offer is extended, approximately one month after the date by which Members must tender their Interests for repurchase (in each case, the "Valuation Date").

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers and officers of the Company is set forth below.

                                                                                                  Number of
                                                                                                Portfolios in      Other
                                                                                                 Fund Complex   Directorships
Name, Year of Birth, Address           Length of              Principal Occupation               Overseen by      Held by
and Position with Company              Time Served           During Past Five Years                Manager        Manager
-------------------------              -----------           ----------------------                -------        -------
                                                             DISINTERESTED MANAGERS

Mr. John J. Burke, Born 1928           Since         Lawyer and Private Investor                      17             2
Butte, MT                              November,     (1993 - 2004)
Manager                                2003

Mr. Lawrence Kudlow, Born 1947         Since         CEO, Kudlow & Co., LLC (2001- 2004); Sr.         1             None
Redding, CT                            September,    Managing Director and Chief Economist,
Manager                                2001          ING Barings (2000-2001); Managing
                                                     Director and Chief Economist, Schroder &
                                                     Co. (1999-2000); Sr. Vice President and
                                                     Chief Economist, American Skandia
                                                     (1996-1999)

Mr. Leon M. Pollack, Born 1941         Since         Managing Director, Donaldson, Lufkin &           1             None
Palm Beach Gardens, FL                 September,    Jenrette (1988-2004)
Manager                                2001

Mr. Richard Reiss, Jr, Born 1944       Since         Managing Partner, Georgica Advisors, LLC         17             1
New York, NY                           February,     (1991 - 2004)
Manager                                2002
                                                                 INTERESTED MANAGER

Mr. Michael S. Rome, Born 1958         Since         Senior Managing Director, Lazard                 1             None
Greenwich, CT                          September,    Alternatives, LLC (2001-2004); Managing
Manager                                2001          Director, Lazard, LLC (1991-2004)

                                                           OFFICERS WHO ARE NOT MANAGERS

Mr. Jagatnarine Churaman, Born 1972    Since May,    Vice President, Lazard Asset Management         N/A            N/A
Ozone Park, NY                         2003          (2001- 2004); Supervisor, Bank of Bermuda
Treasurer                                            (2000-2001); Accountant, Alliance Capital
                                                     (1998-2000)

Mr. Nathan A. Paul, Born 1973          Since         Managing Director, General Counsel,             N/A            N/A
Bergenfield, NJ                        September,    Lazard Asset Management (2000-2004);
Secretary                              2001          Associate, Schulte Roth & Zabel LLP
                                                     (1997-2000)

Mr. Brian D. Simon, Born 1962          Since         Senior Vice President, Lazard Asset             N/A            N/A
Millburn, NJ                           February,     Management (2002-2004); Vice President,
Assistant Secretary                    2004          J. & W. Seligman & Co. Incorporated
                                                     (1999-2002); Associate, Schulte Roth &
                                                     Zabel LLP (1197-1999)

All Managers and officers serve for terms of indefinite duration.
Mr. Rome is considered an "interested person", as defined by the 1940 Act, of the Company by virtue of his affiliation with the Investment Adviser.

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Jack Burke and Lawrence Kudlow are qualified to serve as an audit committee financial experts serving on its audit committee and that they both are "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,000 for 2003 and $27,000 for 2004.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

     Tax Fees
     --------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $22,000 for 2003 and $25,000 for 2004.

     All Other Fees
     --------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $443,000 for 2003 and $583,000 for 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Registrant's Audit Committee pre-approves the Auditor's engagements for audit and non-audit services to the Registrant and, as required, non-audit services to Service Affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)   N/A

                           (c)   100%

                           (d)   100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $465,000 for 2003 and $608,000 for 2004.

     (h) The  registrant's  audit  committee  of  the  board  of  directors  HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

-OR-

         The registrant's audit committee of the board of directors HAS NOT considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.



                            LAZARD ALTERNATIVES, LLC
                           LAZARD ASSET MANAGEMENT LLC
                              30 ROCKEFELLER PLAZA
                          NEW YORK, NEW YORK 10112-6300

                       INFORMATION REGARDING PROXY VOTING
                    POLICIES AND PROCEDURES FOR FUND OF FUNDS
                    -----------------------------------------

         Lazard Alternatives, LLC (the "Adviser") provides investment advisory services to private investment funds and a registered investment funds whose investment program primarily involves investing fund assets in private investment funds (each, a "Fund" and collectively, the "Funds"). From time to time, the Adviser may be asked to vote proxies relating to, or give approval/consent to amendments proposed by, such Funds. The Adviser exercises its voting authority through its managing member, Lazard Asset Management LLC (together with the Adviser, "Lazard"). Lazard has adopted Proxy Voting Policies and Procedures for Fund of Funds Products (the "Procedures") to ensure that it exercises its authority in an appropriate manner, consistent with clients' best interests.

         The Portfolio Management Team of Lazard responsible for Lazard's fund of funds products is responsible for making all proxy voting decisions. Proposals are categorized as "routine" or "non routine." Routine matters are typically proposed by management of a Fund, and generally, Lazard will vote "for" routine matters. Non-routine matters involve a variety of issues and may be proposed by management or beneficial owners of a Fund. Non-routine matters include proposals such the approval or renewal of investment advisory agreements, the termination or liquidation of a Fund, an increase in fees charged by a Fund, or a material change to the capital structure of a Fund. Lazard generally considers these matters on a case-by-case basis, although it will vote "against" proposals that negatively affect the rights or interests of investors in a Fund.


                  At times, conflicts may arise between the interests of a fund managed by Lazard, on the one hand, and the interests of Lazard or its affiliates, on the other hand. If Lazard determines that it has, or may be perceived to have, a material conflict of interest when voting a proxy, it will seek to alleviate the conflict by voting in accordance with its approved policies. In situations where Lazard believes it is in its clients' best interest to depart from an approved policy, or the policy requires a case-by-case determination, Lazard may nevertheless vote on the proposal if the vote is against Lazard's own interest. Alternatively, Lazard may delegate the voting decision to a third party, seek client consent, or obtain approval of the voting decision from Lazard's General Counsel.


         A copy of the Procedures is available on request. If you would like to receive a copy of the Procedures, or information about how Lazard voted on a proposal, you should contact Keith Lotz at (212) 632-6409.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Lazard Alternative Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date                       May 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date                       May 26, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date                       May 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.